Fair Value of Financial Assets and Liabilities (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012
Fair Value Disclosures [Abstract]
Summary of Information about Company's Financial Assets Subject to Fair Value Measurement on Recurring Basis

The following tables present information about the Company’s financial assets that were subject to fair value measurement on a recurring basis as of September 30, 2013 and December 31, 2012 and indicate the fair value hierarchy of the valuation inputs utilized to determine such fair value:

	FAIR VALUE MEASUREMENTS AS OF SEPTEMBER 30, 2013 USING:
	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Assets:
Cash equivalents	$—	$248	$—	$248
Marketable securities	—	6,137	—	6,137

	$—	$6,385	$—	$6,385

	FAIR VALUE MEASUREMENTS AS OF DECEMBER 31, 2012 USING:
	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Assets:
Marketable securities	$—	$6,382	$—	$6,382

	$—	$6,382	$—	$6,382

The following tables present information about the Company’s financial assets that were subject to fair value measurement on a recurring basis as of December 31, 2011 and 2012 and indicate the fair value hierarchy of the valuation inputs utilized to determine such fair value:

	FAIR VALUE MEASUREMENTS AS OF DECEMBER 31, 2011 USING:
	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Assets:
Cash equivalents	$—	$4,800	$—	$4,800
Marketable securities	—	6,382	—	6,382

	$—	$11,182	$—	$11,182

	FAIR VALUE MEASUREMENTS AS OF DECEMBER 31, 2012 USING:
	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Assets:
Cash equivalents	$—	$—	$—	$—
Marketable securities	—	6,382	—	6,382

	$—	$6,382	$—	$6,382